UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-130192-09


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141364, 33-1141366, 33-1141367
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   December 8, 2006

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2 relating to the November 27, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  November 27, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                   Pei Y Huang
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4495 / Fax: (212) 623-5930
                       Email: pei.yan.huang@jpmorgan.com

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                     ENDING
              FACE           PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES    INTEREST        BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
A1          324,255,000.00      298,906,329.50    9,410,172.36    1,494,656.19   10,904,828.55    0.00       0.00     289,496,157.14
A2          339,214,000.00      275,604,014.13   12,229,433.10    1,356,660.76   13,586,093.86    0.00       0.00     263,374,581.03
A3          123,372,000.00      123,372,000.00            0.00      611,822.31      611,822.31    0.00       0.00     123,372,000.00
A4          120,305,000.00      120,305,000.00            0.00      603,229.32      603,229.32    0.00       0.00     120,305,000.00
A5           95,001,000.00       95,001,000.00            0.00      485,059.27      485,059.27    0.00       0.00      95,001,000.00
M1           45,262,000.00       45,262,000.00            0.00      232,344.93      232,344.93    0.00       0.00      45,262,000.00
M2           40,800,000.00       40,800,000.00            0.00      209,814.00      209,814.00    0.00       0.00      40,800,000.00
M3           24,225,000.00       24,225,000.00            0.00      125,021.19      125,021.19    0.00       0.00      24,225,000.00
M4           21,037,000.00       21,037,000.00            0.00      109,339.81      109,339.81    0.00       0.00      21,037,000.00
M5           21,675,000.00       21,675,000.00            0.00      113,649.25      113,649.25    0.00       0.00      21,675,000.00
M6           19,125,000.00       19,125,000.00            0.00      101,155.31      101,155.31    0.00       0.00      19,125,000.00
M7           18,487,000.00       18,487,000.00            0.00      105,406.71      105,406.71    0.00       0.00      18,487,000.00
M8           16,575,000.00       16,575,000.00            0.00       97,543.88       97,543.88    0.00       0.00      16,575,000.00
M9           12,112,000.00       12,112,000.00            0.00       80,716.39       80,716.39    0.00       0.00      12,112,000.00
M10          10,837,000.00       10,837,000.00            0.00       72,716.27       72,716.27    0.00       0.00      10,837,000.00
M11          12,751,000.00       12,751,000.00            0.00       85,559.21       85,559.21    0.00       0.00      12,751,000.00
P                   100.00              100.00            0.00      234,458.36      234,458.36    0.00       0.00             100.00
R                     0.00                0.00            0.00            0.00            0.00    0.00       0.00               0.00
TOTALS    1,245,033,100.00    1,156,074,443.63   21,639,605.46    6,119,153.16   27,758,758.62    0.00       0.00   1,134,434,838.17
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         1,274,996,689.00    1,186,036,866.21            0.00    1,396,281.98    1,396,281.98    0.00       0.00   1,164,397,260.74
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46628TAA9     921.82488936      29.02090133           4.60950854          33.63040986    892.80398803      5.455000%
A2        46628TAB7     812.47830022      36.05226524           3.99942443          40.05168967    776.42603498      5.370000%
A3        46628TAC5   1,000.00000000       0.00000000           4.95916667           4.95916667  1,000.00000000      5.410000%
A4        46628TAD3   1,000.00000000       0.00000000           5.01416666           5.01416666  1,000.00000000      5.470000%
A5        46628TAE1   1,000.00000000       0.00000000           5.10583331           5.10583331  1,000.00000000      5.570000%
M1        46628TAF8   1,000.00000000       0.00000000           5.13333326           5.13333326  1,000.00000000      5.600000%
M2        46628TAG6   1,000.00000000       0.00000000           5.14250000           5.14250000  1,000.00000000      5.610000%
M3        46628TAH4   1,000.00000000       0.00000000           5.16083344           5.16083344  1,000.00000000      5.630000%
M4        46628TAJ0   1,000.00000000       0.00000000           5.19750012           5.19750012  1,000.00000000      5.670000%
M5        46628TAK7   1,000.00000000       0.00000000           5.24333333           5.24333333  1,000.00000000      5.720000%
M6        46628TAL5   1,000.00000000       0.00000000           5.28916654           5.28916654  1,000.00000000      5.770000%
M7        46628TAM3   1,000.00000000       0.00000000           5.70166658           5.70166658  1,000.00000000      6.220000%
M8        46628TAN1   1,000.00000000       0.00000000           5.88500030           5.88500030  1,000.00000000      6.420000%
M9        46628TAP6   1,000.00000000       0.00000000           6.66416694           6.66416694  1,000.00000000      7.270000%
M10       46628TAQ4   1,000.00000000       0.00000000           6.71000000           6.71000000  1,000.00000000      7.320000%
M11       46628TAR2   1,000.00000000       0.00000000           6.71000000           6.71000000  1,000.00000000      7.320000%
P         46628TAT8   1,000.00000000       0.00000000   2,344,583.60000000   2,344,583.60000000  1,000.00000000      0.000000%
TOTALS                  928.54916358      17.38074711           4.91485179          22.29559890    911.16841646
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46628TAS0     930.22740878       0.00000000           1.09512597             1.09512597    913.25512512      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  November 27, 2006
Dates:
Record Date                                                                                 11/24/06
Determination Date                                                                          11/15/06
Distribution Date                                                                           11/27/06

Principal Funds:
Scheduled Principal Payments (Total)                                                      469,489.39
Group 1                                                                                   177,984.65
Group 2                                                                                   291,504.74

Principal Prepayments (Total)                                                          21,003,130.08
Group 1                                                                                 9,063,142.80
Group 2                                                                                11,572,899.47

Curtailments (Total)                                                                      176,882.51
Group 1                                                                                     8,482.74
Group 2                                                                                   168,399.77

Curtailment Interest Adjustments (Total)                                                        3.32
Group 1                                                                                        16.24
Group 2                                                                                       -12.92

Repurchase Principal (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Substitution Amounts (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Net Liquidation Proceeds (Total)                                                           -9,899.84
Group 1                                                                                         0.00
Group 2                                                                                    -9,899.84
Other Principal Adjustments (Total)                                                             0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Non Recoverable Principal Advances (Total)                                                  2,687.60
Group 1                                                                                       254.15
Group 2                                                                                     2,433.45

Interest Funds:

Gross Interest                                                                          8,144,988.52
Group 1                                                                                 2,621,805.54
Group 2                                                                                 5,523,182.98

Servicing Fees                                                                            494,182.03
Group 1                                                                                   161,329.32
Group 2                                                                                   332,852.71

Trustee Fees                                                                                3,953.41
Group 1                                                                                     1,290.63
Group 2                                                                                     2,662.78

Custodian Fee                                                                               1,976.73
Group 1                                                                                       645.32
Group 2                                                                                     1,331.41

Trust Oversight Manager Fees                                                               14,825.46
Group 1                                                                                     4,839.88
Group 2                                                                                     9,985.58

Non Recoverable Interest Advances (Total)                                                  66,632.14
Group 1                                                                                     5,216.06
Group 2                                                                                    61,416.08

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                 34
Group 1                                                                                           16
Group 2                                                                                           18

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected      7,667,354.78
Group 1                                                                                 3,488,152.75
Group 2                                                                                 4,179,202.03

Amount of Prepayment Penalties Collected                                                  234,458.36
Group 1                                                                                   102,210.13
Group 2                                                                                   132,248.23
Available Remitance Amount                                                             28,833,029.23

Principal Remittance Amount (Total)                                                    21,269,830.05
Group 1                                                                                 9,249,372.28
Group 2                                                                                12,020,457.77

Interest Remittance Amount (Total)                                                      7,563,199.18
Group 1                                                                                 2,448,484.33
Group 2                                                                                 5,114,714.85

Pool Detail:
Beginning Number of Loans Outstanding                                                          6,155
Group 1                                                                                        2,258
Group 2                                                                                        3,897

Ending Number of Loans Outstanding                                                             6,058
Group 1                                                                                        2,210
Group 2                                                                                        3,848

Beginning Aggregate Loan Balance                                                    1,186,036,865.82
Group 1                                                                               387,190,428.01
Group 2                                                                               798,846,437.81

Ending Aggregate Loan Balance                                                       1,164,397,260.35
Group 1                                                                               377,940,801.58
Group 2                                                                               786,456,458.77

Current Advances                                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Aggregate Advances                                                                              0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Weighted Average Remaning Term To Maturity                                                    331.51
Group 1                                                                                       339.67
Group 2                                                                                       327.59

Weighted Average Net Mortgage Rate                                                          7.71988%
Group 1                                                                                     7.60463%
Group 2                                                                                     7.77569%

 Delinquent Mortgage Loans
          Group 1
         Category                   Number      Principal Balance   Percentage
          1 Month                     77            13,936,337.86        3.69%
          2 Month                     28             5,084,068.30        1.35%
          3 Month                     11             1,411,633.92        0.37%
           Total                      116           20,432,040.08        5.41%
 Delinquent Mortgage Loans
          Group 2
         Category                   Number      Principal Balance   Percentage
          1 Month                     170           36,680,180.65        4.66%
          2 Month                     71            13,610,329.12        1.73%
          3 Month                     28             4,225,874.41        0.54%
           Total                      269           54,516,384.18        6.93%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                                  Bankruptcies
     Group Number      Number of Loans  Principal Balance   Percentage
             1                2                247,913.23        0.07%
             2                9              1,105,062.12        0.14%
        Total                 11             1,352,975.35        0.12%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                    148,296.74
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                        99,616.49
Total Number of Bankruptcy Loans                                                                   2
Total Principal Balance of Bankruptcy Loans                                               247,913.23

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        4
Principal Balance of Bankruptcy Loans that are Current                                    295,076.29
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                         54,547.03
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           4
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       755,438.80
Total Number of Bankruptcy Loans                                                                   9
Total Principal Balance of Bankruptcy Loans                                             1,105,062.12


                                  Foreclosures
       Group Number    Number of Loans  Principal Balance   Percentage
                1             52            9,951,618.94         2.63%
                2            175           50,129,480.16         6.37%
           Total             227           60,081,099.10         5.16%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       156,522.39
Number of Foreclosure Loans that are 3+ Months Delinquent                                         51
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    9,795,096.55
Total Number of Foreclosure Loans                                                                 52
Total Principal Balance of Foreclosure Loans                                            9,951,618.94

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                         98,346.44
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                        174
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   50,031,133.72
Total Number of Foreclosure Loans                                                                175
Total Principal Balance of Foreclosure Loans                                           50,129,480.16

                                 REO Properties
   Group Number      Number of Loans  Principal Balance     Percentage
            1               0                     0.00           0.00%
            2               2               148,395.90           0.02%
       Total                2               148,395.90           0.01%

Group 1 REO Reporting:
Number of REO Loans that are Current
Principal Balance of REO Loans that are Current
Number of REO Loans that are 1 Month Delinquent
Principal Balance of REO Loans that are 1 Month Delinquent
Number of REO Loans that are 2 Months Delinquent
Principal Balance of REO Loans that are 2 Months Delinquent
Number of REO Loans that are 3+ Months Delinquent
Principal Balance of REO Loans that are 3+ Months Delinquent
Total Number of REO Loans
Total Principal Balance of REO Loans

Group 2 REO Reporting:
Number of REO Loans that are Current
Principal Balance of REO Loans that are Current
Number of REO Loans that are 1 Month Delinquent
Principal Balance of REO Loans that are 1 Month Delinquent
Number of REO Loans that are 2 Months Delinquent
Principal Balance of REO Loans that are 2 Months Delinquent
Number of REO Loans that are 3+ Months Delinquent
Principal Balance of REO Loans that are 3+ Months Delinquent
Total Number of REO Loans
Total Principal Balance of REO Loans

                 REO Property Scheduled Balance
  Group Number     Loan Number          REO Date    Schedule Principal Balance
        2             11479732        04/01/2006                    111,468.16
        2             11491712        04/01/2006                     36,927.74
      Total                                                         148,395.90

Principal Payoffs by Group occured in this Distribution
   Group Number       Number of Loans           Principal Balance  Percentage
            1                       0                9,063,142.80       2.40%
            2                      33               11,930,087.44       1.52%
       Total                       33               20,993,230.24       1.80%

   Realized Loss Group Report
          Group Number     Current Loss      Cumulative Loss    Ending Balance  Balance of Liquidated Loans Net Liquidation Proceeds
                1                     0.00              0.00    377,940,801.58                        0.00                     0.00
                2               367,087.81        367,095.31    786,456,458.77                  357,995.93                -9,899.84
              TOTAL             367,087.81        367,095.31  1,164,397,260.35                  357,995.93                -9,899.84
Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                      367,087.81
Group 1                                                                                                   0.00
Group 2                                                                                             367,087.81

Cumulative Realized Losses - Reduced by Recoveries                                                  367,095.31
Group 1                                                                                                   0.00
Group 2                                                                                             367,095.31

Current Applied Losses                                                                                    0.00
Cumulative Applied Losses                                                                                 0.00

Trigger Event                                                                                               NO
TEST I - Trigger Event Occurrence                                                                           NO
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                7.37844%
37.09% of of Senior Enhancement Percetage                                                             8.69115%
OR
TEST II - Trigger Event Occurrence (Not Applicable Until June 2008)                                        N/A
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                  0.02879%
Required Cumulative Loss %                                                                            0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                            29,962,422.18
Ending Overcollateralization Amount                                                              29,962,422.18
Ending Overcollateralization Deficiency                                                                   0.00
Overcollateralization Release Amount                                                                      0.01
Monthly Excess Interest                                                                           1,687,829.85
Payment to Class C                                                                                1,396,281.98
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                          0.00
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Interest Carryforward Amount Paid This Period                                                             0.00
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00
Swap Account:
Net Swap Payment Due                                                                                      0.00
Net Swap Payment Paid                                                                                     0.00
Net Swap Receipt Due                                                                                 87,553.01

Beginning Balance                                                                                     1,000.00
Additions to the Swap Account                                                                        87,553.01
Withdrawals from the Swap Account                                                                    87,553.01
Ending Balance                                                                                        1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                     1,000.00
Additions to the Basis Risk Reserve Fund                                                              9,325.47
Divident Earnings on the Basis Risk Reserve Fund                                                          0.00
Withdrawals from the Basis Risk Reserve Fund                                                          9,325.47
Ending Balance                                                                                        1,000.00
Interest Accrual Period
Start Date                                                                                    October 25, 2006
End Date                                                                                     November 27, 2006
Number of Days in Accrual Period                                                                            33

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                             2,797.07
Class M-10                                                                                            2,999.33
Class M-11                                                                                            3,529.06

Interest Carryover Amount Paid This Period
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                             2,797.07
Class M-10                                                                                            2,999.33
Class M-11                                                                                            3,529.06

Remaining Interest Carryover Amount
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
*Class M-1                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class A-5                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                             0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                     0.00
Prepayment Interest Shortfall Allocated to Class C                                                        0.00

Total Relief Act Interest Shortfall occured this distribution                                           105.97

Relief Act Interest Shortfall Allocated to Class A-1                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                     0.00
Relief Act Interest Shortfall Allocated to Class C                                                      105.97

Available Net Funds Cap to Libor Certificates                                                         7.018072

One-Month LIBOR for Such Distribution Date                                                            5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                             5.455000
Class A-2                                                                                             5.370000
Class A-3                                                                                             5.410000
Class A-4                                                                                             5.470000
Class A-5                                                                                             5.570000
Class M-1                                                                                             5.600000
Class M-2                                                                                             5.610000
Class M-3                                                                                             5.630000
Class M-4                                                                                             5.670000
Class M-5                                                                                             5.720000
Class M-6                                                                                             5.770000
Class M-7                                                                                             6.220000
Class M-8                                                                                             6.420000
Class M-9                                                                                             7.270000
Class M-10                                                                                            7.320000
Class M-11                                                                                            7.320000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Deferred Amount Paid This Period                                                                          0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00
Deferred Amount Occured This Period                                                                       0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Remaining Deferred Amount
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00




Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.